AMG Managers Cadence Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
August 31, 2020
	Shares	Value
Common Stocks - 98.1%
Communication Services - 1.8%
The Interpublic Group of Cos., Inc.	43,636	$774,975
Omnicom Group, Inc.	14,509	784,792

Total Communication Services		1,559,767
Consumer Discretionary - 13.1%
Aptiv PLC (Ireland)	7,987	687,840
AutoZone, Inc.*	791	946,281
Best Buy Co., Inc.	9,504	1,054,089
BorgWarner, Inc.[1]	25,303	1,027,049
Dollar General Corp.	4,330	874,140
Domino's Pizza, Inc.	2,040	834,278
Kontoor Brands, Inc.[1]	31,569	697,675
Lear Corp.	7,769	885,122
Lennar Corp., Class B	19,998	1,185,881
LKQ Corp.*	30,309	962,008
PulteGroup, Inc.	24,003	1,070,294
Williams-Sonoma, Inc.[1]	13,185	1,157,116

Total Consumer Discretionary		11,381,773
Consumer Staples - 6.6%
Campbell Soup Co.	21,585	1,135,587
Church & Dwight Co., Inc.	9,717	931,180
Herbalife Nutrition, Ltd.*	21,124	1,038,245
The Hershey Co.	7,261	1,079,275
Keurig Dr Pepper, Inc.	26,715	796,908
Sysco Corp.	12,550	754,757

Total Consumer Staples		5,735,952
Financials - 8.9%
Ameriprise Financial, Inc.	5,552	870,554
Discover Financial Services	12,317	653,786
Evercore, Inc., Class A	10,265	635,198
LPL Financial Holdings, Inc.	12,966	1,065,287
OneMain Holdings, Inc.	29,739	864,810
Primerica, Inc.	7,028	877,446
SEI Investments Co.	12,247	641,253
Signature Bank	7,615	738,883
Synchrony Financial	24,906	617,918
Western Alliance Bancorp.	22,095	779,953

Total Financials		7,745,088
Health Care - 20.2%
Agilent Technologies, Inc.	12,571	1,262,380
AmerisourceBergen Corp.	11,236	1,090,229
Avantor, Inc.*	49,433	1,115,703
	Shares	Value

Charles River Laboratories International, Inc.*	7,078	$1,549,728
Chemed Corp.	1,780	920,456
DaVita, Inc.*	9,860	855,454
Horizon Therapeutics PLC*	20,658	1,551,829
Jazz Pharmaceuticals PLC (Ireland)*	7,699	1,034,669
McKesson Corp.	6,797	1,042,932
Molina Healthcare, Inc.*	4,430	819,417
Neurocrine Biosciences, Inc.*	7,443	866,514
PerkinElmer, Inc.	7,060	831,103
PPD, Inc.*	28,950	994,143
PRA Health Sciences, Inc.*	10,675	1,141,264
Premier, Inc., Class A	28,039	918,277
Veeva Systems, Inc., Class A*	5,716	1,613,455

Total Health Care		17,607,553
Industrials - 18.7%
Allison Transmission Holdings, Inc.	24,631	883,514
Carlisle Cos., Inc.	6,602	864,532
Carrier Global Corp.	31,130	929,231
Co.reLogic, Inc./United States	12,650	839,960
Cummins, Inc.	4,080	845,580
Expeditors International of Washington, Inc.	10,578	934,989
Fortune Brands Home & Security, Inc.	14,737	1,239,087
Hubbell, Inc.	7,233	1,048,206
J.B. Hunt Transport Services, Inc.	6,580	924,753
Landstar System, Inc.	7,859	1,045,954
Lincoln Electric Holdings, Inc.	9,350	904,239
Masco Corp.	25,792	1,503,674
Quanta Services, Inc.	20,870	1,069,588
Robert Half International, Inc.	16,865	897,218
Rockwell Automation, Inc.	4,725	1,089,254
WW Grainger, Inc.	3,315	1,211,400

Total Industrials		16,231,179
Information Technology - 25.2%
Arista Networks, Inc.*	3,430	766,433
Booz Allen Hamilton Holding Corp.	15,537	1,368,188
Broadridge Financial Solutions, Inc.	6,483	890,764
Cadence Design Systems, Inc.*	13,459	1,492,738
Citrix Systems, Inc.	8,549	1,241,315
F5 Networks, Inc.*	6,795	899,182
Fortinet, Inc.*	11,387	1,503,141
GoDaddy, Inc., Class A*	11,350	949,768
Jabil, Inc.	25,678	876,904
Keysight Technologies, Inc.*	9,314	917,615

AMG Managers Cadence Mid Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 25.2% (continued)
KLA Corp.	6,243	$1,280,689
Lam Research Corp.	3,207	1,078,642
Lumentum Holdings, Inc.*	9,090	781,740
Motorola Solutions, Inc.	6,451	998,292
Skyworks Solutions, Inc.	9,412	1,363,328
SS&C Technologies Holdings, Inc.	14,730	938,596
Teradyne, Inc.	14,146	1,201,986
Ubiquiti, Inc.[1]	6,272	1,139,936
The Western Union Co.[1]	38,500	908,215
Zebra Technologies Corp., Class A*	4,654	1,333,511

Total Information Technology		21,930,983
Materials - 1.1%
Eagle Materials, Inc.	11,518	941,827
Real Estate - 1.3%
CBRE Group, Inc., Class A*	23,351	1,098,198
Utilities - 1.2%
NRG Energy, Inc.	30,209	1,039,492

Total Common Stocks (Cost $71,760,213)		85,271,812

	Principal Amount	Value
Short-Term Investments - 1.0%
Joint Repurchase Agreements - 1.0%[2]
RBC Dominion Securities, Inc., dated 08/31/20, due 09/01/20, 0.090% total to be received $876,998 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 09/01/20 - 07/01/50, totaling $894,536)	$876,996	$876,996

Total Short-Term Investments (Cost $876,996)		876,996
Total Investments - 99.1% (Cost $72,637,209)		86,148,808
Other Assets, less Liabilities - 0.9%		805,635
Net Assets - 100.0%		$86,954,443

*	Non-income producing security.
[1]	Some of these securities, amounting to $4,117,585 or 4.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of August 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$85,271,812	—	—	$85,271,812
Short-Term Investments
Joint Repurchase Agreements	—	$876,996	—	876,996
Total Investments in Securities	$85,271,812	$876,996	—	$86,148,808

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.

AMG Managers Cadence Mid Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at August 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,117,585	$876,996	$3,412,584	$4,289,580
The following table summarizes the securities received as collateral for securities lending at August 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	09/15/20-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.